Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Distillate International Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate International Fundamental Stability & Value ETF
Class Name	Distillate International Fundamental Stability & Value ETF
Trading Symbol	DSTX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Distillate International Fundamental Stability & Value ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate Intl Fundamental Stability & Value ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly 1000 mid- and large-capitalization stocks listed outside the U.S. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of international stocks over the long-term. During the period, the Fund benefited from strong global equity market returns, and the fund’s returns outpaced the returns of the Morningstar Global Markets ex-US Index. Relative to that index, the Fund on average holds companies with more attractive valuation metrics such as Price/Cash Flow or Price/Earnings ratios.

Top Contributors
↑	SK Hynix, Inc.
Gold Fields, Ltd.
Taiwan Semiconductor-SP ADR
British American Tob-SP ADR
Heidelberg Materials AG

Top Detractors
↓	JD.COM, Inc.
DR ING HC F Porsche AG
LVMH Moet Hennessy Louis Vuitton SE
Merck KGaA
Bunzl PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/14/2020)
Distillate Intl Fundamental Stability & Value ETF NAV	19.79	6.64
Morningstar Global Markets ex-US NR USD	15.94	7.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/ for more recent performance information.
Net Assets	$ 37,896,660
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 190,624
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$37,896,660
Number of Holdings	102
Net Advisory Fee	$190,624
Portfolio Turnover	91%
30-Day SEC Yield	1.96%
30-Day SEC Yield Unsubsidized	1.96%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
SK Hynix, Inc.	2.8%
British American Tobacco PLC	2.4%
Magna International, Inc.	2.0%
Roche Holding AG	1.9%
America Movil SAB de CV	1.7%
Canadian Natural Resources, Ltd.	1.6%
Grupo Mexico SAB de CV	1.5%
Samsung Electronics Company, Ltd.	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Kia Corporation	1.4%
Geographic Breakdown (% of Net Assets)
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://distillatecapital.com/distillate-international-fundamental-stability-value-etf-ticker-dstx/
Distillate Small/Mid Cash Flow ETF
Shareholder Report [Line Items]
Fund Name	Distillate Small/Mid Cash Flow ETF
Class Name	Distillate Small/Mid Cash Flow ETF
Trading Symbol	DSMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Distillate Small/Mid Cash Flow ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate Small/Mid Cash Flow ETF	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations and strong balance sheets, from a starting universe of U.S. listed small- and mid-capitalization stocks. By avoiding stocks with excessive valuations or significant indebtedness, the Fund aims to outperform a broad benchmark of similarly sized U.S. stocks over the long-term. During the period, the Fund’s returns were positive, though the fund did not keep pace with the returns of its primary benchmark, the Russell 2000 Index. Relative to that index, the Fund on average holds stocks of companies with more attractive valuation metrics such as Price/Cash Flow or Price/Earnings ratios.

Top Contributors
↑	Sterling Infrastructure, Inc.
Dillards, Inc.
Tapestry, Inc.
Ramaco Resources, Inc.
TopBuild Corporation

Top Detractors
↓	Crocs, Inc.
Alpha Metallurgical Resources, Inc.
Core Natural Resources, Inc.
Carter’s, Inc.
ASGN, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/05/2022)
Distillate Small/Mid Cash Flow ETF NAV	0.85	14.35
Russell 3000 Total Return	17.41	21.96
Russell 2000 Total Return Index	10.76	13.10

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/ for more recent performance information.
Net Assets	$ 106,711,918
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 538,693
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$106,711,918
Number of Holdings	151
Net Advisory Fee	$538,693
Portfolio Turnover	112%
30-Day SEC Yield	1.30%
30-Day SEC Yield Unsubsidized	1.30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
Skyworks Solutions, Inc.	1.3%
Mosaic Company	1.3%
Owens Corning	1.1%
DXC Technology Company	1.1%
APA Corporation	1.1%
Molina Healthcare, Inc.	1.1%
Antero Resources Corporation	1.0%
Dillard’s, Inc.	1.0%
HF Sinclair Corporation	1.0%
Ovintiv, Inc.	1.0%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://distillatecapital.com/distillate-small-mid-cash-flow-etf-ticker-dsmc/
Distillate U.S. Fundamental Stability & Value ETF
Shareholder Report [Line Items]
Fund Name	Distillate U.S. Fundamental Stability & Value ETF
Class Name	Distillate U.S. Fundamental Stability & Value ETF
Trading Symbol	DSTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Distillate U.S. Fundamental Stability & Value ETF for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Distillate U.S. Fundamental Stability & Value ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy is designed to include securities with attractive valuations, more stable than average long-term fundamentals and strong balance sheets, from a starting universe of roughly the largest 500 U.S. listed stocks. By avoiding stocks with excessive valuations or poor fundamental characteristics, the Fund aims to outperform a broad benchmark of large-capitalization U.S. stocks over the long-term. During the period, the Fund benefited from a very strong U.S. equity returns broadly, though the fund did not keep pace with the returns of market capitalization-weighted benchmarks like the S&P 500 Index. Relative to that index, the Fund on average holds much smaller companies and ones with significantly more attractive valuation metrics as defined by Distillate’s proprietary Free Cash Flow methodology.

Top Contributors
↑	Comfort Systems USA, Inc.
LAM Research Corporation
Vistra Corporation
Jabil, Inc.
Cisco Systems, Inc.

Top Detractors
↓	UnitedHeatlh Group, Inc.
Elevance, Inc.
Comcast Corporation
Lennar Corporation
ICON PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/23/2018)
Distillate U.S. Fundamental Stability & Value ETF NAV	3.67	13.80	14.28
S&P 500 TR	17.60	16.47	15.59
Russell 1000 Value Total Return	9.44	13.88	10.42

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/ for more recent performance information.
Net Assets	$ 1,838,343,239
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 7,509,500
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,838,343,239
Number of Holdings	101
Net Advisory Fee	$7,509,500
Portfolio Turnover	70%
30-Day SEC Yield	1.35%
30-Day SEC Yield Unsubsidized	1.35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(% of Net Assets)
AbbVie, Inc.	2.7%
Johnson & Johnson	2.7%
Merck & Company, Inc.	2.4%
T-Mobile US, Inc.	2.3%
Cisco Systems, Inc.	2.0%
Procter & Gamble Company	2.0%
Comcast Corporation	2.0%
Salesforce, Inc.	1.7%
Cigna Group	1.6%
QUALCOMM, Inc.	1.6%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://distillatecapital.com/distillate-u-s-fundamental-stability-value-etf-ticker-dstl/